Income tax - Movements in deferred tax liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Movements
Balance as at beginning of year	$ 90	$ 126
Recognised in the income statements	(182)	(235)
Recognised in OCI	263	235
Balances reclassified to liabilities held for sale		(44)
Set-off of deferred tax assets and deferred tax liabilities	(171)	8
Balance as at end of year		90
Parent Entity
Movements
Balance as at beginning of year	0	0
Recognised in the income statements	(124)	(262)
Recognised in OCI	144	209
Set-off of deferred tax assets and deferred tax liabilities	$ (20)	53
Balance as at end of year		$ 0